Fair Values of Assets Held by Japanese and Foreign Plans (Parenthetical) (Detail) (Japanese plans)	Mar. 31, 2014	Mar. 31, 2013
Commingled funds | Private equity
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	47.00%	48.00%
Commingled funds | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	51.00%	48.00%
Commingled funds | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	2.00%	4.00%
Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	64.00%	63.00%
Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	36.00%	37.00%
Japanese national government bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	56.00%	59.00%
Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	44.00%	41.00%